STOCKHOLDERS' EQUITY (DEFICIT) (Details Textual) (USD $)	0 Months Ended	1 Months Ended					2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended		12 Months Ended		17 Months Ended	23 Months Ended		3 Months Ended	6 Months Ended		3 Months Ended		5 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended					12 Months Ended	1 Months Ended		12 Months Ended	3 Months Ended	6 Months Ended	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended				6 Months Ended	1 Months Ended	17 Months Ended		1 Months Ended	3 Months Ended	1 Months Ended		3 Months Ended	6 Months Ended	1 Months Ended		1 Months Ended
	Mar. 05, 2013	Jul. 31, 2013	Feb. 28, 2013	Aug. 31, 2012	Jun. 22, 2012	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2013 Cash Less Exercise [Member]	Jun. 30, 2013 Stock Issuance Cost [Member]	Jun. 30, 2013 Stock Issuance Cost [Member]	Jun. 30, 2013 Maximum [Member]	Jun. 30, 2013 Common Stock [Member]	Mar. 31, 2013 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Jun. 30, 2013 General and Administrative Expense [Member]	Jun. 30, 2013 General and Administrative Expense [Member]	Dec. 31, 2012 General and Administrative Expense [Member]	Jun. 30, 2013 General and Administrative Expense [Member] Common Stock [Member]	Jun. 30, 2013 General and Administrative Expense [Member] Common Stock [Member]	Dec. 31, 2012 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member]	Mar. 31, 2012 Chief Executive Officer [Member]	Jun. 22, 2012 Employees [Member]	Jun. 22, 2012 Consultants [Member]	Jun. 22, 2012 Directors [Member]	Jun. 22, 2012 Board of Directors Chairman [Member]	Dec. 31, 2012 Board of Directors Chairman [Member] General and Administrative Expense [Member]	Mar. 31, 2012 Board of Directors Chairman [Member] Chief Executive Officer [Member]	Jan. 23, 2012 Employee Stock Option [Member]	Dec. 31, 2012 Restricted Stock [Member]	Mar. 31, 2013 Second Tranche [Member]	Jun. 30, 2013 Second Tranche [Member]	Sep. 30, 2012 Private Placement [Member]	Dec. 31, 2011 Private Placement [Member]	Mar. 31, 2012 Private Placement [Member]	Jun. 30, 2013 Private Placement [Member]	Dec. 31, 2012 Private Placement [Member]	Dec. 31, 2011 Private Placement [Member]	Jul. 30, 2013 Private Placement [Member]	Jun. 30, 2013 Private Placement [Member] Investor [Member]	Jun. 30, 2013 Private Placement [Member] Placement Agents [Member]	Jun. 30, 2013 Private Placement [Member] Common Stock [Member]	Jul. 30, 2013 Private Placement [Member] Common Stock [Member]	Jun. 30, 2013 Private Placement [Member] Warrant [Member]	Oct. 27, 2011 Founders and Management Team [Member]	Dec. 31, 2012 Founders and Management Team [Member]	Dec. 31, 2012 Accredited Investors [Member]	Aug. 31, 2012 Securities Purchase Agreement [Member]	Sep. 30, 2012 Securities Purchase Agreement [Member]	Aug. 31, 2012 Securities Purchase Agreement [Member] First Tranche [Member]	Aug. 31, 2012 Securities Purchase Agreement [Member] Second Tranche [Member]	Mar. 31, 2012 Securities Purchase Agreement [Member] Second Tranche [Member]	Jun. 30, 2013 Securities Purchase Agreement [Member] Second Tranche [Member]	Aug. 31, 2012 Securities Purchase Agreement [Member] Third Tranche [Member]	Dec. 31, 2012 Finder Fee [Member]	Oct. 31, 2012 Consulting Agreement [Member]	Oct. 05, 2012 Consulting Agreement [Member]	Dec. 31, 2012 Consulting Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																								2,860,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																																		320,000	230,000	1,550,000	2,100,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant														760,000		760,000
Number of Investors																																															13
Number of Stock Included in Tranches, Total (in shares)																																																					1,500,036		1,500,036
Share Price (in dollars per share)																																															$ 1.00						$ 1.00		$ 1.00									$ 1.00
Exercise Price of Warrants Adjusted (in dollars per share)																															$ 1.38															$ 1.3		$ 1.30
Stock to be Issued Upon Conversion of Warrants Additional Issue (in shares)																																																			232,369	45,289
Number of Warrants Issued During Period (in shares)									250,000
Stock to be Issued Upon Conversion of Warrants (in shares)									250,000																																							2,461,000
Exercise Price of Warrants (in dollars per share)									$ 1.50																																							$ 1.42	$ 1.50
Unvested Shares of Common Stock (in shares)	166,668
Unvested Shares of Common Stock at Four Monthly Issuances (in shares)	41,667
Share-based Compensation								$ 279,607		$ 166,211		$ 1,358,540	$ 292,804				$ 1,748,943													$ 237,500
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized							1,807,152	1,807,152				1,807,152					1,807,152
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition												11 months 8 days		1 year 5 months 16 days
Proceeds from issuance of Common Stocks and warrants, net of issuance cost											1,101,877	9,951,080	915,845	3,868,480		4,970,357	14,921,437																									498,011	498,411
Number Of Warrants Issued During Period One									200,000
Stock To Be Issued Upon Conversion Of Warrants One									200,000
Other Selling, General and Administrative Expense																			332,500	487,870
Class of Warrant or Right, Outstanding							237,844	237,844				237,844					237,844
Warrant, Exercise Price							1.38																																								5.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																						141,305																															182,552
Stock Issued During Period, Value, Stock Options Exercised							194,998		15														2
Noncash Or Part Noncash Acquisition, Receivable On Account Of Shares												30,852	0				30,852
Number of Stock Units Issued																																																		40
Number of Common Stock and Warrants Included In Stock Units																																															4,000,000
Stock Issued During Period, Shares, Conversion of Units																																															2,000,000
Stock Issued During Period, Value, Conversion of Units																																															250,000
Stock Unit Conversion Price																																																						2.50	0.5
Proceeds From Issuance Of Private Placement												9,000,000									10,000,000																											2,461,000
Proceeds from Issuance of Private Placement Net of Issuance Cost																																															9,000,000
Warrant, Exercise Price One																																															$ 2.50
Effective Selling Percentage of Registrable Shares																																															100.00%
Stock Issued During Period, Shares, New Issues (in shares)		7,936,690	9,430,162																					2,000,000																				1,833,333	1,330,000	1,131,000		2,461,000	50,000							1,000,000	6,500,000	2,000,000	1,500,036	500,014			1,000,022				500,000	250,000
Stock Issued During Period, Value, New Issues											10,000													200																				2,750,000			10,000,000											10,000	1,500,036		500,014	500,011			500,011
Warrants Issued To Purchase Common Stock																																													1,330,000	1,131,000			50,000										1,500,036	500,014				1,000,022
Warrants Expiration Date																																															2016-04-04		2016-10-27
Other Significant Noncash Transaction, Value of Consideration Received												18,511
Warrants to purchase common stock Exercise price per share																																												$ 1.50					$ 1.50										$ 1.00
Proceeds from common stock net of issuance cost																																													1,091,877	915,845														498,157
Percentage of registrable shares to sell														100.00%
Warrants exercisable outstanding														964,400
Warrants exercisable outstanding Exercise price per share1														$ 1.50
Warrants exercisable outstanding Exercise price per share2														$ 1.00
Class of Warrant or Right, Exercise Price of Warrants or Rights				1.50														52,729
Amended warrants exercise price per share				$ 1.42
Warrants granted to investors and private placement				138,648
Stock Granted, Value, Share-based Compensation, Net of Forfeitures, Total				27,166
Warrants fair value											664,363			2,817,741	664,363	2,817,741
Payments of Stock Issuance Costs														101,263	156,097
Financial expenses income In warrant value														1,606,378	(15,867)
Stock issued price per share																																												1.50															1.00
Description of warrants expired				The warrants expiration date for 100% of the warrants is within one year from the date of effectiveness of the Company's registration in OTCBB ("Effective Date") and if not exercised until then, 50% of the warrants will be expired and the remaining will be outstanding for additional year.
Percentage of shares issued in private placement as finder fee																																												10.00%
Common Stock, Shares, Issued (in shares)							19,965,079	19,965,079			10,830,000	19,965,079		14,547,689	10,830,000	14,547,689	19,965,079																																																	1,795,009
Common Stock, Value, Issued							1,996	1,996			1,083	1,996		1,454	1,083	1,454	1,996																																																	2,384,478
Warrants issued																																																																		179,502
Stock issued per month in arrears																																																																			20,833
Stock issued Final month of agreement term																																																																			20,837
Issuable shares																																																																					208,334
Stock Issued During Period, Shares, Issued For Services (in shares)												208,334										125,001	83,333		291,666
Stock Issued During Period, Value, Issued for Services (in shares)								332,500	155,370					437,499								13	8		29
Description of exercise price per option and expiration date					The exercise prices per option is determined by the Board of Directors, subject to applicable law, and will not be less than 100% of the fair market value per Common Stock on the date of the grant with expiration date which is not less than 10 years from the date of grant except certain resolutions of Board of Directors and its committee.
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																																									500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value														$ 0.52
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options														541,942		541,942
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures, Total						500,000
Stock options exercise price per share					$ 1.00	$ 1.00
Allocated Share-based Compensation Expense								$ 531,472				$ 1,850,870		$ 564,143												$ 279,607	$ 1,358,540	$ 390,403	$ 286,000				$ 26,141				$ 76,186	$ 70,727	$ 547,392
Amended Stock options exercise price per share					$ 0.52
Stock Options vested																																210,000